INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	CAD 3,905	CAD 3,905
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Goodwill	1,160	1,160
Carrying value of indefinite-life intangible assets	CAD 6,733
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	0.50%
Pre-tax discount rates (%)	7.90%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Goodwill	CAD 1,379	1,379
Carrying value of indefinite-life intangible assets	CAD 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.00%
Pre-tax discount rates (%)	7.60%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Goodwill	CAD 937	CAD 937
Carrying value of indefinite-life intangible assets	CAD 241
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	12.00%